Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill, for the years ended December 31, 2015, and 2014 are as follows:

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2014	$1,657	$606	$71	$6	$164	$2,504
Acquisition	8	—	—	—	—	8
Impact of foreign exchange	(3)	(11)	(10)	(1)	(3)	(28)
Balance at December 31, 2014	1,662	595	61	5	161	2,484
Impact of foreign exchange	(17)	(7)	(4)	—	(9)	(37)
Balance at December 31, 2015	$1,645	$588	$57	$5	$152	$2,447

Other Intangible Assets and Related Accumulated Amortization

As of December 31, 2015, and 2014, the Company’s other intangible assets and related accumulated amortization consisted of the following:

	2015				2014
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
	(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$289	$143	$146	$285	$131	$154
Patents, concessions and licenses and other	5-25	1,569	1,187	382	1,701	1,281	420
		1,858	1,330	528	1,986	1,412	574
Other intangible assets not subject to amortization:
Trademarks		282	—	282	276	—	276
Total Other intangible assets		$2,140	$1,330	$810	$2,262	$1,412	$850